Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Final metals in lock-up	R 212	R 207
Work in process, ore stockpiles and finished inventories	2,126	1,437
Consumables at weighted average cost (net of provision) (a)	2,749	2,388
Total inventories	5,087	4,032
Non-current portion of final metals in lock-up included in Other non-current assets	(212)	(207)
Total current portion of inventories1	4,875	3,825	R 3,603
Inventory valued at net realisable value2	90	161
Write-downs (reversals of write-downs) of inventories	9	190
Provision for slow moving and redundant stock	R 281	R 290